Basis of Preparation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability	$ 5,307,225		$ (328,176)	$ (1,190,073)
Loss and total comprehensive loss for the year	$ 16,166,652	$ 11,953,298	$ (75,284,923)	$ 16,060,652	$ (3,747,408)
Basic and diluted loss per share	$ 0.184	$ 0.2	$ (0.94)	$ 0.2	$ (0.05)
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability
Accumulated losses	$ (47,900,029)	$ (64,066,681)	(64,066,681)	$ 11,218,242
Total equity	125,584,288	109,416,415	109,416,415	60,977,933	$ 67,620,954	$ 57,986,026
Derivative warrant liability	10,402,161	15,709,460	15,709,460
Current liabilities	95,018,165	95,036,895	95,036,895	110,843,631
Total liabilities	193,582,370	197,836,045	197,836,045	138,958,699
STATEMENT OF CASH FLOWS
Loss for the year	16,166,652	11,953,298	(75,284,923)	16,060,652	(3,747,408)
Adjustment for:
Change in fair value of derivative warrants liability	$ (5,307,225)		328,176	$ 1,190,073
As Previously Reported [Member]
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability
Loss and total comprehensive loss for the year			$ (76,558,663)
Basic and diluted loss per share			$ (0.95)
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability			$ 16,983,200
Accumulated losses			(65,340,421)
Total equity			125,125,875
Derivative warrant liability
Current liabilities			79,327,435
Total liabilities			182,126,585
STATEMENT OF CASH FLOWS
Loss for the year			(76,558,663)
Adjustment for:
Change in fair value of derivative warrants liability
Restatement adjustments [Member]
STATEMENT OF COMPREHENSIVE INCOME
Change in estimated fair value of derivative warrant liability			1,273,740
Loss and total comprehensive loss for the year			$ 1,273,740
Basic and diluted loss per share			$ 0.01
STATEMENT OF FINANCIAL POSITION
Reclassification of derivative warrant liability			$ (16,983,200)
Accumulated losses			1,273,740
Total equity			(15,709,460)
Derivative warrant liability			15,709,460
Current liabilities			15,709,460
Total liabilities			15,709,460
STATEMENT OF CASH FLOWS
Loss for the year			1,273,740
Adjustment for:
Change in fair value of derivative warrants liability			$ (1,273,740)